Note 18 - Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of currecny risk explanatory [text block]
	As at November 30,	As at November 30,
	2020	2019
	($)	($)
Assets
United States Dollar	3,534,664	100,945
Brazilian Real	12,085	10,320
Colombian Peso	40,162	343,333
Total	3,586,911	454,598